CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares authorized, shares issued	23,971,084	21,964,027
Ordinary shares, shares authorized, shares outstanding	23,971,084	21,964,027